Sale of vessels (Details 1) - USD ($)	2 Months Ended	12 Months Ended
	May 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Sales proceeds				$ 54,200,000
Net book value of vessel				(55,259,016)
Sales related costs				(1,032,669)
Lease termination costs and related finance fees				(509,463)
Net loss on vessel held for sale	$ 500,000	$ 0	$ 0	$ (2,601,148)
Sea trader [Member]
Property, Plant and Equipment [Line Items]
Sales proceeds		8,250,000
Net book value of vessel		(14,444,217)
Sales related costs		(165,000)
Lease termination costs and related finance fees		(1,596)
Net loss on vessel held for sale		$ (6,360,813)